Material Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of Accounting policies [Abstract]
Schedule of Estimated Useful Lives of Major Assets Owned	The estimated useful lives of major assets owned by the Group are as follows:

Estimated useful lives (years)
Leasehold improvements	1-18
Furniture and fixtures	1-20

Schedule of Estimated Useful Lives of the Major Intangible Assets Owned

The estimated useful lives of the major intangible assets owned by the Group are as follows:

Estimated useful lives (years)
Internally generated software	1-15
Externally acquired software	1-5
Customer relationship intangible assets	10-15